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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2002

If amended report check here  |_|     Amended Number:  _______

This Amendment (Check only one):  |_|     is a restatement
                                  |_|     adds new holding entries.

Century Management
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228     Austin     TX          78746
Business Address     (Street)                     (City)     (State)     (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements,

schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant     Vice President                    (512) 329-0050

Name              (Title)                                   (Phone)

(Manual Signature of Person Duly Authorized to submit This Report)

(Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                72

Form 13F Information Table Value Total:                $642,367
                             (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report):
(List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 ***NONE***
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                                          FORM 13F

                                       INFORMATION TABLE

ITEM 1                        ITEM 2   ITEM 3         ITEM 4        ITEM 5  ITEM 6                 ITEM 7   ITEM 8

                              TITLE                   FAIR                  INVESTMENT DISCRETION  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF       CUSIP          MARKET        SHARE   SOLE SHARED NONE       MANAGERS SOLE    SHARED NONE
                              CLASS    NUMBER         VALUE (000's) AMOUNT  (A)  (B)    (C)                 (A)     (B)    (C)

AAR Corp.                       COM    000361105                 22133 4498492  SOLE                                   X
Adaptec Inc.                    COM    00651f108                 17023 2503315  SOLE                                   X
American Express                COM    25816109                    549   14238  SOLE                                   X
Ampco Pittsburgh                COM    032037103                 11330  864921  SOLE                                   X
Astec Industries Inc.           COM    046224101                 16269 1687680  SOLE                                   X
Automatic Data Processing       COM    053015103                  2213   55831  SOLE                                   X
Barrick Gold Corp               COM    67901108                  13917  897870  SOLE                                   X
Belden Inc.                     COM    077459105                  5188  347016  SOLE                                   X
Berkshire Hathaway Cl B         COM    084670207                  1190     510  SOLE                                   X
Blair Corp                      COM    092828102                   913   37280  SOLE                                   X
Computer Associates Intl Inc.   COM    204912109                 17314 1127195  SOLE                                   X
Corning Inc.                    COM    219350105                   236   51154  SOLE                                   X
CPI Corp.                       COM    125902106                 21814 1524381  SOLE                                   X
Crown Pacific Partners LP       COM    228439105                  2750 1740785  SOLE                                   X
Cummins Inc.                    COM    231021106                 30929 1080681  SOLE                                   X
Donnelley R. R. & Sons Co.      COM    257867101                 17296  754640  SOLE                                   X
Dynamics Research               COM    268057106                  4738  340135  SOLE                                   X
Eastman Kodak                   COM    277461109                 21004  525749  SOLE                                   X
Ethan Allen Interiors           COM    297602104                  8141  252290  SOLE                                   X
Evans & Sutherland              COM    299096107                  2412  438590  SOLE                                   X
FedEx Corporation               COM    31428X106                   894   15526  SOLE                                   X
Flexsteel Inds                  COM    339382103                   468   28231  SOLE                                   X
Gardner Denver Inc.             COM    365558105                 16765  839527  SOLE                                   X
Great Lakes Chemical            COM    390568103                 20494  842670  SOLE                                   X
Hubbell Inc. Class B            COM    443510201                  4057  117517  SOLE                                   X
Japan Smaller Capitalization FunCOM    47109U104                  9798 1550320  SOLE                                   X
Lawson Products                 COM    520776105                  8760  292678  SOLE                                   X
Layne Christensen Company       COM    521050104                 11109 1302346  SOLE                                   X
Learning Tree                   COM    522015106                  3720  279890  SOLE                                   X
Lesco Inc.                      COM    526872106                  2746  199014  SOLE                                   X
Lufkin Industries               COM    549764108                   508   20120  SOLE                                   X
Martin Marietta Materials, Inc. COM    573284106                 19651  636972  SOLE                                   X
Matrix Services                 COM    576853105                 12504 1427356  SOLE                                   X
Maverick Tube Corp              COM    577914104                  8590  676410  SOLE                                   X
Maxwell Technologies            COM    577767106                 15199 2248400  SOLE                                   X
Maytag Corp.                    COM    578592107                 17474  585001  SOLE                                   X
MBIA Inc                        COM    55262C100                 19672  419533  SOLE                                   X
MetroLogic Instruments          COM    591676101                  1289  144820  SOLE                                   X
MTS Systems Corp                COM    553777103                   753   71895  SOLE                                   X
Myers Industries Inc.           COM    628464109                 10365  987183  SOLE                                   X
Newmont Mining                  COM    651639106                  4785  170702  SOLE                                   X
NS Group Inc.                   COM    628916108                 18740 2887445  SOLE                                   X
Parlex Corp.                    COM    701630105                  9952  994059  SOLE                                   X
Phelps Dodge Corp.              COM    717265102                 32153  910842  SOLE                                   X
Readers Digest Association      COM    755267101                 18904 1222795  SOLE                                   X
Regal Beloit                    COM    758750103                 14766  694889  SOLE                                   X
Royce Value Trust               COM    780910105                  7477  507635  SOLE                                   X
Snap-On Inc                     COM    833034101                 25738  919527  SOLE                                   X
Sonoco Products                 COM    835495102                 14295  603660  SOLE                                   X
Southwest Gas                   COM    844895102                  2721  118046  SOLE                                   X
Spectrum Control                COM    847615101                   267   48100  SOLE                                   X
Tektronix, Inc.                 COM    879131100                  4490  238430  SOLE                                   X
Textron Inc.                    COM    883203101                 22485  508137  SOLE                                   X
Toys R Us                       COM    892335100                 36215 3406887  SOLE                                   X
Trinity Industries Inc.         COM    896522109                 15186  803489  SOLE                                   X
Valmont Industries              COM    920253101                  1695   78890  SOLE                                   X
X-Rite Inc.                     COM    983857103                  9348 1296580  SOLE                                   X

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